UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.1%
AEROSPACE	1.3%
CPI AEROSTRUCTURES, INC.*		24,700	$267,748

AUTO PARTS	3.4%
GENTHERM, INC.*		57,500	715,300

BACK OFFICE SUPPORT	3.8%
BARRETT BUSINESS SERVICES, INC.		6,200	168,020
ON ASSIGNMENT, INC.*		31,200	621,504
			789,524

BANKS - DIVERSIFIED	4.4%
ACCESS NATIONAL CORP.		3,800	51,908
BRYN MAWR BANK CORP.		12,300	276,012
CARDINAL FINANCIAL CORP.		19,100	273,130
EAGLE BANCORP, INC.*		13,300	222,376
FIRST SAVINGS FINANCIAL GROUP, INC.*		5,000	96,750
			920,176

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	5.1%
BOFI HLDG., INC.*		36,476	950,200
UNITED FINANCIAL BANCORP, INC.		8,800	127,336
			1,077,536

BUILDING MATERIALS	1.2%
PATRICK INDUSTRIES, INC.*		15,900	245,973

COMMERCIAL FINANCE & MORTGAGE COMPANIES	0.1%
CONSUMER PORTFOLIO SERVICES, INC.*		4,000	12,000

COMMERCIAL SERVICES	2.1%
NQ MOBILE, INC.*		11,800	94,400
POINTS INTERNATIONAL LTD.*		29,900	343,551
			437,951

COMMUNICATIONS	2.7%
CLEARONE COMMUNICATIONS, INC.*		11,800	47,790
DATALINK CORP.*		29,195	241,735
PROCERA NETWORKS, INC.*		12,200	286,700
			576,225

COMPUTER SERVICES SOFTWARE & SYSTEMS	17.3%
CLICKSOFTWARE TECHNOLOGIES LTD.		22,200	170,940
DATAWATCH CORP.*		25,300	512,831
DIGIMARC CORP.		13,700	304,825
EGAIN COMMUNICATIONS CORP.*		14,300	64,636
ELLIE MAE, INC.*		26,300	716,149
GUIDANCE SOFTWARE, INC.*		46,000	517,960
MAGIC SOFTWARE ENTERPRISES LTD.		7,900	34,760
PERFICIENT, INC.*		14,700	177,429
TANGOE, INC.*		22,000	288,860
VIRTUSA CORP.*		11,500	204,355
WEB.COM GROUP, INC.*		34,900	626,455
			3,619,200

COMPUTER TECHNOLOGY	2.1%
ALLOT COMMUNICATIONS LTD.*		7,700	204,204
CRAY, INC.*		11,000	139,810
SILICOM LTD.*		4,000	62,040
STREAMLINE HEALTH SOLUTIONS, INC.*		4,800	26,736
XRS CORP.*		12,412	7,133
			439,923

CONSUMER SERVICES - MISC.	1.3%
STAMPS.COM, INC.*		12,000	277,680

DRUG & GROCERY STORE CHAINS	0.0%
QKL STORES, INC.*		8,867	6,650

EDUCATION SERVICES	2.0%
HEALTHSTREAM, INC.*		14,900	424,054

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.3%
TASER INTERNATIONAL, INC.*		10,000	60,350

ELECTRONICS COMPONENTS	3.7%
ACACIA RESEARCH CORP.*		28,300	775,703

ENGINEERING & CONTRACTING SERVICES	3.9%
MISTRAS GROUP, INC.*		29,300	679,760
MYR GROUP, INC.*		7,300	145,635
			825,395

FORMS & BULK PRINTING SERVICES	0.8%
MULTI-COLOR CORP.		7,100	164,436

GOLD	0.3%
RICHMONT MINES, INC.*		11,100	52,836

HEALTHCARE SERVICES	11.0%
GREENWAY MEDICAL TECHNOLOGIES, INC.*		42,600	728,460
IPC THE HOSPITALIST CO., INC.*		10,480	478,936
MEDIDATA SOLUTIONS, INC.*		26,500	1,099,750
			2,307,146

INDUSTRIAL MACHINERY	1.8%
HARDINGE, INC.		14,700	150,675
MANITEX INTERNATIONAL, INC.*		29,700	214,731
TAYLOR DEVICES, INC.*		2,300	19,366
			384,772

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.7%
ENDOLOGIX, INC.*		34,300	474,026
ORASURE TECHNOLOGIES, INC.*		19,900	221,089
VASCULAR SOLUTIONS, INC.*		4,800	71,040
			766,155

MEDICAL EQUIPMENT	1.1%
CYNOSURE, INC.*		4,000	105,440
SYNERON MEDICAL LTD.*		12,200	118,950
			224,390

OIL CRUDE PRODUCER	2.8%
CALLON PETROLEUM CO.*		53,000	325,950
EARTHSTONE ENERGY, INC.*		2,600	39,754
HALCON RESOURCES CORP.*		1,234	9,045
PANHANDLE OIL & GAS, INC.		7,200	220,824
			595,573

OIL WELL EQUIPMENT & SERVICES	3.1%
FLOTEK INDUSTRIES, INC.*		29,500	373,765
MITCHAM INDUSTRIES, INC.*		17,800	283,732
			657,497
PHARMACEUTICALS	3.8%
DUSA PHARMACEUTICALS, INC.*		84,500	573,755
HI-TECH PHARMACAL CO., INC.*		6,500	215,215
			788,970

POLLUTION CONTROL	1.5%
ADA-ES, INC.*		13,400	316,374

RADIO & TV BROADCASTERS	0.3%
SPANISH BROADCASTING SYSTEM, INC.*		17,800	58,028

REAL ESTATE	1.4%
MARKET LEADER, INC.*		43,000	288,100

RECREATIONAL VEHICLES & BOATS	1.5%
ARCTIC CAT, INC.*		6,100	252,906
MARINE PRODUCTS CORP.		8,900	53,044
			305,950

RENTAL & LEASING SERVICES - CONSUMER	0.8%
CAI INTERNATIONAL, INC.*		8,300	170,316

SEMICONDUCTORS & COMPONENTS	0.8%
MAXLINEAR, INC.*		23,900	159,891

SPECIALTY MACHINERY	0.4%
HURCO COMPANIES, INC.*		3,700	84,656

SPECIALTY RETAIL	1.2%
TILLY'S, INC.*		13,300	243,789

TELECOMMUNICATIONS EQUIPMENT	0.5%
CALAMP CORP.*		12,100	99,341

TEXTILES - APPAREL & SHOES	0.8%
G-III APPAREL GROUP LTD.*		4,500	161,550

TRUCKERS	1.5%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		20,000	323,600

WHOLESALE & INTERNATIONAL TRADE	0.3%
INFOSONICS CORP.*		15,400	18,480
WAYSIDE TECHNOLOGY GROUP, INC.		3,900	48,555
			67,035

TOTAL EQUITIES
(COST: $14,304,085)			$19,691,793

REAL ESTATE INVESTMENT TRUST	2.1%
PENNYMAC MORTGAGE INVESTMENT TRUST		18,700	$437,019

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $374,324)			$437,019

CORPORATE BONDS	2.8%	FACE AMOUNT	VALUE
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC. (10.00%,10/26/13)(a)		500,000	$592,010

TOTAL CORPORATE BONDS
(COST: $500,000)			$592,010

TOTAL INVESTMENTS	99.0%
(COST: $15,178,409)			$20,720,822

OTHER ASSETS LESS LIABILITIES	1.0%		213,226

NET ASSETS - 100% (EQUIVALENT TO $12.61 PER SHARE BASED ON 1,660,362 SHARES OUTSTANDING)			$20,934,048

Cost of Investments is $15,207,852 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$6,115,964
Gross unrealized depreciation			(602,994)
Net unrealized appreciation			$5,512,970

(a)	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended September 30, 2012

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.0%
ADVERTISING AGENCY	1.3%
VALUECLICK, INC.*		48,100	$825,396

ASSET MANAGEMENT & CUSTODIAN	0.5%
FINANCIAL ENGINES, INC.*		14,200	338,179

AUTO PARTS	2.1%
GENTHERM, INC.*		106,800	1,328,592

BACK OFFICE SUPPORT	5.4%
EXLSERVICE HLDGS., INC.*		57,400	1,693,300
ON ASSIGNMENT, INC.*		47,782	951,817
THE ADVISORY BOARD CO.*		16,100	770,063
			3,415,180

BANKS - SAVINGS/ THRIFTS & MORTGAGE LENDING	1.2%
BERKSHIRE HILLS BANCORP, INC.		34,400	787,072

BIOTECHNOLOGY	2.1%
DYNAVAX TECHNOLOGIES CORP.*		155,300	739,228
PROTALIX BIOTHERAPEUTICS, INC.*		115,900	600,362
			1,339,590

CASINOS & GAMBLING	1.0%
MULTIMEDIA GAMES HLDG. CO., INC.*		39,900	627,627

COMMUNICATIONS	0.5%
ARUBA NETWORKS, INC.*		14,500	326,033

COMPUTER SERVICES SOFTWARE & SYSTEMS	13.6%
BROADSOFT, INC.*		26,700	1,095,234
DEALERTRACK HLDGS., INC.*		47,700	1,328,445
ELLIE MAE, INC.*		12,200	332,206
GUIDANCE SOFTWARE, INC.*		38,838	437,316
INTERACTIVE INTELLIGENCE, INC.*		21,200	637,060
LOGMEIN, INC.*		26,100	585,423
REALPAGE, INC.*		29,734	671,988
TANGOE, INC.*		90,500	1,188,265
WEB.COM GROUP, INC.*		132,000	2,369,400
			8,645,337

COMPUTER TECHNOLOGY	3.8%
21VIANET GROUP, INC. ADR*		136,900	1,579,826
STRATASYS, INC.*		15,800	859,520
			2,439,346

CONSUMER SERVICES - MISC.	1.0%
51JOB, INC. ADR*		14,000	627,200

DIVERSIFIED METALS & MINERALS	0.2%
U.S. SILICA HLDGS., INC.*		7,400	100,344

EDUCATION SERVICES	0.6%
HEALTHSTREAM, INC.*		13,900	395,594

ELECTRONICS	2.6%
IPG PHOTONICS CORP.*		28,500	1,633,050

ELECTRONICS COMPONENTS	6.0%
ACACIA RESEARCH CORP.*		108,300	2,968,503
INVENSENSE, INC.*		70,100	837,695
			3,806,198

ENGINEERING & CONTRACTING SERVICES	1.9%
MISTRAS GROUP, INC.*		53,200	1,234,240

HEALTHCARE SERVICES	14.3%
CATAMARAN CORP.*		19,000	1,861,430
GREENWAY MEDICAL TECHNOLOGIES, INC.*		24,496	418,882
HMS HLDGS. CORP.*		64,800	2,163,672
MEDIDATA SOLUTIONS, INC.*		86,700	3,598,050
MWI VETERINARY SUPPLY, INC.*		4,000	426,720
OMNICELL, INC.*		43,000	597,700
			9,066,454

HOUSEHOLD FURNISHINGS	0.5%
SELECT COMFORT CORP.*		11,000	346,830

INDUSTRIAL MACHINERY	1.1%
DXP ENTERPRISES, INC.*		13,900	664,003
TWIN DISC, INC.		300	5,370
			669,373

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.7%
ALIGN TECHNOLOGY, INC.*		31,000	1,146,070
ENDOLOGIX, INC.*		51,300	708,966
ORASURE TECHNOLOGIES, INC.*		44,000	488,840
			2,343,876

MEDICAL EQUIPMENT	1.1%
CYBERONICS, INC.*		13,900	728,638

OIL CRUDE PRODUCER	5.9%
ENERGY XXI (BERMUDA) LTD.		18,400	643,264
GULFPORT ENERGY CORP.*		71,300	2,228,838
NORTHERN OIL & GAS, INC.*		52,500	891,975
			3,764,077

OIL WELL EQUIPMENT & SERVICES	0.3%
TESCO CORP.*		18,700	199,716

PHARMACEUTICALS	2.4%
IMPAX LABORATORIES, INC.*		58,200	1,510,872

PHOTOGRAPHY	4.4%
IMAX CORP.*		140,300	2,793,373

REAL ESTATE	0.8%
ZILLOW, INC.*		11,800	497,724

SEMICONDUCTORS & COMPONENTS	5.4%
CIRRUS LOGIC, INC.*		33,500	1,286,065
MELLANOX TECHNOLOGIES LTD.*		20,900	2,121,977
			3,408,042

SPECIALTY RETAIL	7.7%
FRANCESCA'S HLDGS. CORP.*		71,500	2,197,195
RUE21, INC.*		34,500	1,074,675
TEAVANA HLDGS., INC.*		58,100	757,624
ZUMIEZ, INC.*		29,600	820,808
			4,850,302

TELECOMMUNICATIONS EQUIPMENT	0.3%
VOCERA COMMUNICATIONS, INC.*		5,300	163,823

TEXTILES - APPAREL & SHOES	4.2%
G-III APPAREL GROUP LTD.*		11,800	423,620
OXFORD INDUSTRIES, INC.		17,500	987,875
STEVEN MADDEN LTD.*		14,700	642,684
VERA BRADLEY, INC.*		25,000	596,250
			2,650,429

TRUCKERS	2.1%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		83,100	1,344,558

TOTAL EQUITIES
(COST: $48,997,054)			$62,207,065

REAL ESTATE INVESTMENT TRUST	1.0%
PENNYMAC MORTGAGE INVESTMENT TRUST*		27,900	$652,023

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $628,646)			$652,023

TOTAL INVESTMENTS	99.0%
(COST: $49,625,700)			$62,859,088

OTHER ASSETS LESS LIABILITIES	1.0%		648,070

NET ASSETS - 100% (EQUIVALENT TO $20.79 PER SHARE BASED ON 3,054,283 SHARES OUTSTANDING)			$63,507,158

Cost of Investments is $49,711,868 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$15,314,811
Gross unrealized depreciation			(2,167,591)
Net unrealized appreciation			$13,147,220

*	Non-income producing security during the period ended September 30, 2012

ADR - American depositary receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.4%
AEROSPACE	1.6%
HEICO CORP.*		3,300	$127,677

BACK OFFICE SUPPORT	3.8%
EXLSERVICE HLDGS., INC.*		3,900	115,050
LIQUIDITY SERVICES, INC.*		3,700	185,773
			300,823

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	3.7%
BOFI HLDG., INC.*		7,100	184,955
TERRITORIAL BANCORP, INC.		4,800	110,160
			295,115

COMMERCIAL SERVICES	1.4%
NQ MOBILE, INC. ADR*		13,800	110,400

COMMUNICATIONS	3.0%
DIGITALGLOBE, INC.*		11,600	236,524

COMPUTER SERVICES SOFTWARE & SYSTEMS	8.9%
DATAWATCH CORP.*		7,500	152,025
ELLIE MAE, INC.*		6,000	163,380
GUIDANCE SOFTWARE, INC.*		11,000	123,860
PROS HLDGS., INC.*		3,774	71,970
TANGOE, INC.*		6,100	80,093
WEB.COM GROUP, INC.*		6,600	118,470
			709,798

COMPUTER TECHNOLOGY	1.5%
21VIANET GROUP, INC. ADR*		10,300	118,862

CONSUMER ELECTRONICS	1.3%
HARMAN INTERNATIONAL INDUSTRIES, INC.		2,300	106,168

CONSUMER LENDING	3.2%
ENCORE CAPITAL GROUP, INC.*		4,200	118,692
FIRST CASH FINANCIAL SERVICES, INC.*		2,900	133,429
			252,121

CONSUMER SERVICES - MISC.	1.3%
MERCADOLIBRE, INC.		1,300	107,315

CONTAINERS & PACKAGING	0.9%
CROWN HLDGS., INC.*		2,000	73,500

DIVERSIFIED CHEMICALS	0.7%
CYTEC INDUSTRIES, INC.		900	58,968

DIVERSIFIED MANUFACTURING	1.3%
RAVEN INDUSTRIES, INC.*		3,500	103,005

DRUG & GROCERY STORE CHAINS	0.8%
THE FRESH MARKET, INC.*		1,000	59,929

ELECTRONICS	2.4%
ELECTRO SCIENTIFIC INDUSTRIES, INC.		5,000	61,100
IPG PHOTONICS CORP.*		2,200	126,060
			187,160

ELECTRONICS COMPONENTS	5.7%
ACACIA RESEARCH CORP.*		12,550	343,996
METHODE ELECTRONICS, INC.*		11,700	113,607
			457,603

FINANCIAL DATA & SYSTEMS	2.1%
CARDTRONICS, INC.*		3,500	104,160
FAIR ISAAC CORP.		1,400	61,964
			166,124

FOODS	0.7%
B&G FOODS, INC.		1,900	57,589

HEALTHCARE FACILITIES	1.4%
UNIVERSAL HEALTH SERVICES, INC.*		2,400	109,752

HEALTHCARE SERVICES	9.2%
CATAMARAN CORP.*		2,387	233,855
GREENWAY MEDICAL TECHNOLOGIES, INC.*		6,400	109,440
HMS HLDGS. CORP.*		3,400	113,526
MEDIDATA SOLUTIONS, INC.*		4,210	174,715
OMNICELL, INC.*		7,300	101,470
			733,006

HOUSEHOLD FURNISHINGS	0.7%
SELECT COMFORT CORP.*		1,800	56,754

INDUSTRIAL MACHINERY	0.0%
TWIN DISC, INC.		100	1,790

LEISURE TIME	1.4%
HOMEAWAY, INC.*		4,600	107,776

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	5.2%
NEOGEN CORP.*		1,300	55,510
ORTHOFIX INTERNATIONAL N.V.*		1,600	71,600
THE COOPER COS., INC.		1,800	170,028
VOLCANO CORP.*		4,100	117,137
			414,275

OIL CRUDE PRODUCER	5.9%
ENDEAVOUR INTERNATIONAL CORP.*		12,900	124,743
ENERGY XXI (BERMUDA) LTD.		3,300	115,368
MAGNUM HUNTER RESOURCES CORP.*		22,500	99,900
SANCHEZ ENERGY CORP.*		6,200	126,666
			466,677

PAPER	1.1%
SCHWEITZER-MAUDUIT INTERNATIONAL, INC.		2,700	89,073

PHOTOGRAPHY	1.1%
IMAX CORP.*		4,300	85,613

POLLUTION CONTROL	1.2%
TEAM, INC.*		3,100	98,735

RAILROAD EQUIPMENT	2.9%
TRINITY INDUSTRIES, INC.*		3,900	116,883
WABTEC CORP.		1,400	112,406
			229,289

RAILROADS	1.7%
GENESEE & WYOMING, INC.*		2,000	133,720

RESTAURANTS	3.5%
CARIBOU COFFEE CO., INC.*		7,800	107,016
DUNKIN' BRANDS GROUP, INC.*		3,600	105,102
TEXAS ROADHOUSE, INC.*		4,100	70,110
			282,228

SEMICONDUCTORS & COMPONENTS	3.8%
CYPRESS SEMICONDUCTOR CORP.*		6,400	68,608
MELLANOX TECHNOLOGIES LTD.*		1,700	172,601
VOLTERRA SEMICONDUCTOR CORP.*		2,900	63,423
			304,632

SPECIALTY RETAIL	12.1%
FRANCESCA'S HLDGS. CORP.*		4,600	141,358
JOS. A BANK CLOTHIERS, INC.*		2,300	111,504
TILLY'S, INC.*		23,000	421,590
ULTA SALON, COSMETICS & FRAGRANCE, INC.		1,800	173,349
VITAMIN SHOPPE, INC.*		2,000	116,640
			964,441

TEXTILES - APPAREL & SHOES	2.6%
STEVE MADDEN LTD.*		4,675	204,391

TRUCKERS	1.3%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		6,300	101,934

TOTAL EQUITIES
(COST: $6,639,508)			$7,912,767

TOTAL INVESTMENTS	99.4%
(COST: $6,639,508)			$7,912,767

OTHER ASSETS LESS LIABILITIES	0.6%		48,102

NET ASSETS - 100% (EQUIVALENT TO $12.76 PER SHARE BASED ON 623,901 SHARES OUTSTANDING)			$7,960,869

Cost of Investments is $6,647,405 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,453,023
Gross unrealized depreciation			(187,661)
Net unrealized appreciation			$1,265,362

*	Non-income producing security during the period ended September 30, 2012

ADR - American depositary receipt

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.9%
AUTO COMPONENTS	2.2%
MINTH GROUP LTD.*		200,000	$210,182
TIANNENG POWER INTERNATIONAL LTD.		2,400,000	1,452,644
XINYI GLASS HLDG. CO. LTD.		1,800,000	832,219
			2,495,045

AUTOMOBILES	3.9%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		1,300,000	1,424,647
GREAT WALL MOTOR CO. LTD.		1,150,000	3,017,254
			4,441,901

CHEMICALS	1.2%
CHINA SANJIANG FINE CHEMICALS CO. LTD.		5,000,000	1,402,225

COMMERCIAL SERVICE & SUPPLY	2.5%
CHINA EVERBRIGHT INTERNATIONAL LTD.		5,500,000	2,894,013

COMMUNICATIONS EQUIPMENT	1.4%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		300,000	1,078,692
CHINA WIRELESS TECHNOLOGIES, INC.*		2,000,000	486,861
			1,565,553

CONSTRUCTION & ENGINEERING	3.2%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		3,100,000	3,622,087

CONSTRUCTION MATERIALS	0.8%
CHINA NATIONAL BUILDING MATERIAL CO. LTD.*		800,000	876,273

CONTAINERS & PACKAGING	2.8%
CPMC HLDGS. LTD.		2,200,000	1,521,380
GREATVIEW ASEPTIC PACKAGING CO. LTD.		3,000,000	1,632,642
			3,154,022

DIVERSIFIED CONSUMER SERVICES	0.2%
XUEDA EDUCATION GROUP*		52,800	174,240

ELECTRICAL EQUIPMENT	2.8%
BOER POWER HLDGS. LTD.		350,000	121,466
HARBIN ELECTRIC CO. LTD.		1,750,000	1,338,182
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		700,000	1,790,610
			3,250,258

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.7%
DIGITAL CHINA HLDGS. LTD.		1,000,000	1,587,052
FLEXIUM INTERCONNECT, INC.		180,000	713,394
JU TENG INTERNATIONAL HLDGS. LTD.*		2,000,000	832,887
			3,133,333

ENERGY EQUIPMENT & SERVICES	4.9%
ANTON OILFIELD SERVICES GROUP*		4,000,000	930,440
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.		8,000,000	2,977,553
HONGHUA GROUP LTD.		8,800,000	1,691,620
			5,599,613

FOOD PRODUCTS	2.8%
BIOSTIME INTERNATIONAL HLDGS. LTD.		600,000	1,530,320
CHINA FOODS LTD.		900,000	930,347
UNI-PRESIDENT CHINA HLDGS. LTD.*		600,000	689,852
			3,150,519

FOOD & STAPLES RETAILING	0.0%
FU JI FOOD & CATERING SERVICES HLDGS. LTD.*		1,325,000	-

GAS UTILITIES	3.9%
CHINA RESOURCES GAS GROUP LTD.		2,200,000	4,480,098

HEALTHCARE EQUIPMENT & SUPPLIES	4.3%
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO. LTD.		2,072,000	2,662,876
TRAUSON HLDGS. CO. LTD.		4,700,000	2,257,394
			4,920,270

HOTELS RESTAURANTS & LEISURE	3.7%
CHINA LODGING GROUP LTD.*		81,000	1,351,890
GALAXY ENTERTAINMENT GROUP LTD.*		860,000	2,857,357
			4,209,247

HOUSEHOLD DURABLES	4.7%
TCL MULTIMEDIA TECHNOLOGY HLDGS. LTD.		3,200,000	1,720,685
TECHTRONIC INDUSTRIES CO. LTD.		2,000,000	3,639,349
			5,360,034

HOUSEHOLD PRODUCTS	2.6%
VINDA INTERNATIONAL HLDGS. LTD.		2,200,000	3,022,813

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	0.6%
CHINA POWER INTERNATIONAL DEVELOPMENT LTD.		2,500,000	681,735
HUANENG RENEWABLES CORP. LTD.*		474,000	57,806
			739,541

INFORMATION TECHNOLOGY SERVICES	1.9%
51JOB, INC. ADR*		21,000	940,800
HISOFT TECHNOLOGY INTERNATIONAL LTD. ADR*		120,000	1,239,600
			2,180,400

INTERNET SOFTWARE & SERVICES	12.5%
21VIANET GROUP, INC. ADR*		380,000	4,385,200
CHANGYOU.COM LTD. ADR		55,000	1,443,200
NETEASE.COM, INC. ADR*		45,000	2,526,300
QIHOO 360 TECHNOLOGY CO. LTD.*		80,000	1,764,000
SINA CORP.*		45,002	2,910,729
YOUKU.COM, INC. ADR*		70,000	1,287,300
			14,316,729

LEISURE EQUIPMENT & PRODUCTS	3.8%
MERIDA INDUSTRY CO. LTD.		120,000	438,956
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		7,000,000	3,860,867
			4,299,823

MACHINERY	4.8%
CSR CORP. LTD.		1,500,000	985,652
HAITIAN INTERNATIONAL HLDGS. LTD.		1,000,000	1,128,125
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.		1,800,000	974,548
SHIN ZU SHING CO. LTD.*		200,000	720,317
ZOOMLION HEAVY INDUSTRY SCIENCE & TECHNOLOGY CO. LTD.		1,500,000	1,689,363
			5,498,005

MARINE	0.5%
SITC INTERNATIONAL HLDGS. CO. LTD.		2,500,000	596,615

METALS & MINING	1.6%
MONGOLIAN MINING CORP.*		1,000,000	455,289
TIANGONG INTERNATIONAL CO. LTD.		1,000,000	202,457
ZHAOJIN MINING INDUSTRY CO. LTD.*		650,000	1,177,331
			1,835,077

OIL, GAS, & CONSUMABLE FUELS	3.5%
KUNLUN ENERGY CO. LTD.		2,300,000	4,010,595

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.		5,760,000	-

PHARMACEUTICALS	2.0%
SINO BIOPHARMACEUTICAL LTD.		3,700,000	1,358,842
SINOPHARM MEDICINE HLDG. CO. LTD.*		300,000	957,651
			2,316,493

REAL ESTATE MANAGEMENT & DEVELOPMENT	5.2%
CHINA OVERSEAS GRAND OCEAN GROUP LTD.		900,000	887,180
GLOBAL LOGISTIC PROPERTIES LTD.*		200,000	408,042
K WAH INTERNATIONAL HLDGS. LTD.		3,500,000	1,662,847
LONGFOR PROPERTIES CO. LTD.		1,400,000	2,154,289
POLY PROPERTY GROUP CO. LTD.*		1,600,000	851,758
			5,964,116

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	3.6%
RADIANT OPTO-ELECTRONICS CORP.		450,000	1,941,177
SPREADTRUM COMMUNICATIONS, INC. ADR		105,000	2,153,550
			4,094,727

SOFTWARE	4.5%
AUTONAVI HLDGS. LTD. ADR*		120,000	1,377,600
GIANT INTERACTIVE GROUP, INC. ADR*		50,000	259,500
NETDRAGON WEBSOFT, INC.		1,117,500	1,253,257
NQ MOBILE, INC. ADR*		280,000	2,240,000
			5,130,357

SPECIALTY RETAIL	0.7%
LUK FOOK HLDGS. (INTERNATIONAL) LTD.*		150,000	494,302
SA SA INTERNATIONAL HLDGS. LTD.*		500,000	340,932
			835,234

TEXTILE APPAREL & LUXURY GOODS	0.7%
DAPHNE INTERNATIONAL HLDGS. LTD.		500,000	500,984
SITOY GROUP HLDGS. LTD.*		453,000	244,759
			745,743

TRANSPORT INFRASTRUCTURE	0.4%
ZHEJIANG EXPRESSWAY CO. LTD.		660,000	458,848

TOTAL EQUITIES
(COST: $102,040,155)			$110,773,847

	1.3%	Face Amount	Value
COMMERCIAL PAPER
PRUDENTIAL FINANCIAL		1,500,000	$1,500,000
0.35% DUE 10/01/12

TOTAL COMMERCIAL PAPER
(COST: $1,500,000)			$1,500,000

TOTAL INVESTMENTS	98.2%		$112,273,847
(COST: $103,540,155)

OTHER ASSETS LESS LIABILITIES	1.8%		2,054,821

NET ASSETS - 100% (EQUIVALENT TO $10.01 PER SHARE BASED ON 11,421,644 SHARES OUTSTANDING)			$114,328,668

Cost of Investments is $104,621,786 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$18,147,220
Gross unrealized depreciation			(10,495,159)
Net unrealized appreciation			$7,652,061

(a)	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended September 30, 2012

ADR - American depositary receipt

COUNTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)
CHINA ( INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	93.2%
SINGAPORE	0.4%
TAIWAN	3.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.2%
AUSTRALIA	5.0%
BOART LONGYEAR GROUP		20,400	$34,810
BURU ENERGY LTD.*		94,949	287,593
DOWNER EDI LTD.*		25,600	95,332
GRAINCORP. LTD.		45,710	424,839
MOUNT GIBSON IRON LTD.*		34,900	27,151
NRW HLDGS. LTD.		11,403	24,248
			893,973

CANADA	3.3%
DEETHREE EXPLORATION LTD.*		20,700	118,334
DOLLARAMA, INC.		400	25,531
LINAMAR CORP.		14,500	312,094
PMI GOLD CORP.*		143,900	137,591
			593,550

CHINA	2.7%
LILANG CHINA CO. LTD.		35,000	18,416
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		843,000	467,485
			485,901

FINLAND	2.5%
HUHTAMAKI OYJ		28,300	451,313

FRANCE	1.9%
ARKEMA SA*		3,200	299,612
EUROFINS SCIENTIFIC SA*		330	46,817
			346,429

GERMANY	11.0%
AURELIUS AG		7,316	314,384
DEUTSCHE WOHNEN AG		20,413	358,588
DUERR AG		2,587	172,305
FREENET AG		10,500	171,361
KUKA AG*		10,600	305,122
LANXESS AG*		3,000	248,773
SYMRISE AG		3,000	101,583
TUI AG*		33,300	286,879
			1,958,995

HONG KONG	1.4%
HUTCHISON TELECOMMUNICATIONS HONG KONG HLDGS. LTD.		580,000	256,563

ISRAEL	1.5%
MELLANOX TECHNOLOGIES LTD.*		2,550	258,902

ITALY	1.2%
DE'LONGHI SPA		17,500	204,644

JAPAN	23.3%
AIN PHARMACIEZ, INC.		1,600	114,198
ANRITSU CORP.		1,000	12,968
ARBEIT-TIMES CO. LTD.		8,200	18,493
ATEAM, INC.*		4,600	137,870
ENDO LIGHTING CORP.		22,400	938,595
FREUND CORP.		10,600	120,887
JIN CO. LTD.		6,000	132,240
KUSURI NO AOKI CO. LTD.*		6,600	320,951
MOSHI MOSHI HOTLINE, INC.		31,200	456,566
NUFLARE TECHNOLOGY, INC.		48	423,168
SANYO SHOKAI LTD.		119,400	373,316
SHIP HEALTHCARE HLDGS., INC.		14,400	459,826
TSURUHA HLDGS., INC.		4,400	329,267
UNITED ARROWS LTD.		12,000	320,758
			4,159,103

NORWAY	6.3%
AKER SOLUTIONS ASA		19,800	374,993
PETROLEUM GEO-SERVICES ASA*		30,300	500,866
TGS NOPEC GEOPHYSICAL CO. ASA		7,800	254,468
			1,130,327

SINGAPORE	0.7%
TAT HONG HLDGS. LTD.*		108,000	117,487

SWEDEN	3.1%
HEXPOL AB		6,100	236,801
NET ENTERTAINMENT NE AB*		1,700	18,310
TRELLEBORG AB		26,100	293,430
			548,541

SWITZERLAND	1.2%
AMS AG		2,172	217,085

UNITED KINGDOM	30.1%
888 HLDGS. PLC		167,700	249,139
ANITE PLC		65,500	133,587
ASHTEAD GROUP PLC		132,200	691,239
BABCOCK INTERNATIONAL GROUP PLC		27,200	407,163
BARRATT DEVELOPMENTS PLC*		184,900	506,089
BELLWAY PLC*		8,500	126,346
BOOKER GROUP PLC		23,800	35,877
FERREXPO PLC		23,400	73,230
GALLIFORD TRY PLC		20,200	238,119
INTERNATIONAL PERSONAL FINANCE PLC		152,330	737,211
LAIRD PLC*		105,200	382,564
MICRO FOCUS INTERNATIONAL PLC		35,400	336,982
MONEYSUPERMARKET.COM GROUP PLC		8,634	19,212
OPHIR ENERGY PLC*		41,400	406,466
RENISHAW PLC		14,500	387,044
RIGHTMOVE PLC*		5,000	126,601
TT ELECTRONICS PLC		65,375	151,754
WHITBREAD PLC*		10,000	366,238
			5,374,861

TOTAL EQUITIES
(COST: $14,723,307)			$16,997,674

TOTAL INVESTMENTS	95.2%
(COST: $14,723,307)			$16,997,674

OTHER ASSETS LESS LIABILITIES	4.8%		859,841

NET ASSETS - 100% (EQUIVALENT TO $11.90 PER SHARE BASED ON 1,500,912 SHARES OUTSTANDING)			$17,857,515

Cost of investments is $15,014,077 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,263,280
Gross unrealized depreciation			(279,683)
Net unrealized appreciation			$1,983,597

*	Non-income producing security during the period ended September 30, 2012

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.9%
Consumer Staples	6.9%
Energy	10.9%
Financials	7.9%
Health Care	2.8%
Industrials	21.8%
Information Technology	13.8%
Materials	8.8%
Telecommunications Service	2.4%

OBERWEIS ASIA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

SEPTEMBER 30, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.2%
AUSTRALIA	4.0%
BURU ENERGY LTD.*		7,000	$21,166
GRAINCORP. LTD.		5,454	50,728
KAROON GAS AUSTRALIA LTD.*		5,000	27,820
MCMILLAN SHAKESPEARE LTD.		5,000	63,031
MOUNT GIBSON IRON LTD.*		25,000	19,301
PERSEUS MINING LTD.*		20,000	60,147
			242,193

CHINA	27.8%
21VIANET GROUP, INC. ADR*		15,000	173,100
BAIDU.COM, INC. ADR*		1,200	140,268
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		70,000	76,709
CHINA NATIONAL BUILDING MATERIAL CO. LTD.*		60,000	65,718
CHINA OVERSEAS GRAND OCEAN GROUP LTD.		40,000	39,429
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		60,000	70,102
CSR CORP. LTD.		60,000	39,424
DIGITAL CHINA HLDGS. LTD.		16,000	25,392
HISOFT TECHNOLOGY INTERNATIONAL LTD. ADR*		1,500	15,495
JU TENG INTERNATIONAL HLDGS. LTD.*		120,000	49,971
KUNLUN ENERGY CO. LTD.		70,000	122,057
LONGFOR PROPERTIES CO. LTD.		70,000	107,710
NQ MOBILE, INC. ADR*		2,700	21,600
SINA CORP.*		1,000	64,680
SINO BIOPHARMACEUTICAL LTD.		300,000	110,172
SINOPHARM MEDICINE HLDG. CO. LTD.*		18,000	57,457
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		320,000	176,490
TCL MULTIMEDIA TECHNOLOGY HLDGS. LTD.		200,000	107,539
ZHAOJIN MINING INDUSTRY CO. LTD.*		65,000	117,729
ZHEJIANG EXPRESSWAY CO. LTD.		20,000	13,904
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		28,000	71,622
			1,666,568

HONG KONG	5.9%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		15,000	53,932
GALAXY ENTERTAINMENT GROUP LTD.*		25,000	83,059
K WAH INTERNATIONAL HLDGS. LTD.		180,000	85,514
LUK FOOK HLDGS. (INTERNATIONAL) LTD.*		18,000	59,314
VINDA INTERNATIONAL HLDGS. LTD.		50,000	68,698
			350,517

INDIA	11.0%
AXIS BANK LTD.*		1,000	21,474
COX & KINGS LTD.		12,000	31,493
HAVELLS INDIA LTD.		15,000	177,470
IPCA LABORATORIES LTD.		18,000	165,257
JUBILANT FOODWORKS LTD.*		2,300	59,707
MCLEOD RUSSEL (INDIA) LTD.		10,000	61,110
TATA GLOBAL BEVERAGES LTD.		25,000	67,685
YES BANK LTD.		10,000	72,326
			656,522

INDONESIA	7.9%
PT AKR CORPORINDO TBK		100,000	44,205
PT ALAM SUTERA REALTY TBK		500,000	25,743
PT JASA MARGA TBK		300,000	182,966
PT MEDIA NUSANTARA CITRA TBK*		100,000	27,090
PT MITRA ADIPERKASA TBK		80,000	53,271
PT SUMMARECON AGUNG TBK		250,000	43,844
PT SUPRA BOGA LESTARI TBK*		600,000	52,198
PT TOWER BERSAMA INFRASTRUCTURE TBK*		100,000	46,439
			475,756

PHILIPPINES	2.4%
JG SUMMIT HLDGS., INC.*		50,000	38,973
SECURITY BANK CORP.		10,000	39,248
UNIVERSAL ROBINA CORP.		40,000	66,702
			144,923
SINGAPORE	7.5%
EZION HLDGS. LTD.		130,000	141,875
FRASER & NEAVE LTD.*		5,000	36,034
GLOBAL LOGISTIC PROPERTIES LTD.*		20,000	40,768
SEMBCORP MARINE LTD.		8,000	32,178
STX OSV HLDGS. LTD.		130,000	171,250
SUPER GROUP LTD.		15,000	26,768
			448,873

SOUTH KOREA	20.4%
CELLTRION, INC.*		1,500	37,592
COM2US CORP.*		1,000	58,883
COSMAX, INC.*		1,200	43,843
GAMEVIL, INC.*		300	28,150
GRAND KOREA LEISURE CO. LTD.		2,550	67,090
HOTEL SHILLA CO. LTD.		3,500	173,953
INTERFLEX CO. LTD.		4,000	239,488
MEDY-TOX, INC.*		2,500	175,459
ORION CORP.		200	174,595
S.M. ENTERTAINMENT CO.*		500	26,857
SAMSUNG TECHWIN CO. LTD.*		500	28,734
SEEGENE, INC.*		1,000	68,592
SILICON WORKS CO. LTD.*		2,000	52,464
SUNG KWANG BEND CO. LTD.*		2,000	47,041
			1,222,741

THAILAND	13.3%
ASIAN PROPERTY DEVELOPMENT PCL		800,000	234,851
BANK OF AYUDHYA PCL*		30,000	30,346
BUMRUNGRAD HOSPITAL PCL		20,000	53,155
CENTRAL PLAZA HOTEL PCL*		150,000	84,109
HEMARAJ LAND & DEVELOPMENT PCL		500,000	51,226
HOME PRODUCT CENTER PCL		150,000	63,673
SIAM MAKRO PCL		7,000	90,051
THAI UNION FROZEN PRODUCTS PCL		80,000	190,089
			797,500

TOTAL EQUITIES
(COST: $4,911,338)			$6,005,593

TOTAL INVESTMENTS	100.2%
(COST: $4,911,338)			$6,005,593

OTHER LIABILITIES LESS ASSETS	(0.2%)		(11,343)

NET ASSETS - 100% (EQUIVALENT TO $8.39 PER SHARE BASED ON 714,127 SHARES OUTSTANDING)			$5,994,250

Cost of Investments is $4,913,469 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,193,346
Gross unrealized depreciation			(101,222)
Net unrealized appreciation			$1,092,124

(a)	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended September 30, 2012

ADR - American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	16.8%
Consumer Staples	16.3%
Energy	5.2%
Financials	13.2%
Health Care	11.1%
Industrials	17.0%
Information Technology	15.4%
Materials	4.4%
Telecommunication Service	0.8%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$19,691,793	$62,207,065	$7,912,767
REIT	437,019	652,023	-
Total Level 1	20,128,812	62,859,088	7,912,767
Level 2 – Equities	-	-	-
Total Corporate Bonds	592,010	-	-
Total Level 2	592,010	-	-
Level 3	-	-	-
Total Investments	$20,720,822	$62,859,088	$7,912,767

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$24,053,909	$5,277,956	$634,025
Total Europe	-	10,232,195	-
Total Other Countries	-	1,487,523	-
Total Level 1	24,053,909	16,997,674	634,025
Level 2
Total Asia	86,719,938	-	5,129,375
Total Other Countries	-	-	242,193
Total Commercial Paper	1,500,000	-	-
Total Level 2	88,219,938	-	5,371,568
Level 3	-	-	-
Total Investments	$112,273,847	$16,997,674	$6,005,593

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. Significant transfers between Levels 1 and 2 included securities valued at $86,719,938 and $5,371,568 at September 30, 2012 respectively for the China Opportunities Fund and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at September 30, 2012 but not at December 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 29, 2012